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                Semi-Annual Report

                April 30, 2002

                Mercury Large
                Cap Core
                Fund
                Of Mercury Large Cap Series Funds, Inc.

PORTFOLIO INFORMATION

AS OF APRIL 30, 2002
=============================================================================
Ten Largest                                                      Percent of
Equity Holdings                                                  Net Assets
-----------------------------------------------------------------------------
Philip Morris Companies Inc.                                        2.2%
-----------------------------------------------------------------------------
The Procter & Gamble Company                                        2.1
-----------------------------------------------------------------------------
Bank of America Corporation                                         2.1
-----------------------------------------------------------------------------
General Electric Company                                            2.1
-----------------------------------------------------------------------------
Texas Instruments Incorporated                                      1.5
-----------------------------------------------------------------------------
Washington Mutual, Inc.                                             1.4
-----------------------------------------------------------------------------
United Health Group Incorporated                                    1.3
-----------------------------------------------------------------------------
Microsoft Corporation                                               1.3
-----------------------------------------------------------------------------
First Data Corporation                                              1.3
-----------------------------------------------------------------------------
Pfizer Inc.                                                         1.3
-----------------------------------------------------------------------------

                                                                 Percent of
Five Largest Industries                                          Net Assets
-----------------------------------------------------------------------------
Health Care Providers & Services                                   11.7%
-----------------------------------------------------------------------------
Specialty Retail                                                    9.8
-----------------------------------------------------------------------------
Banks                                                               8.9
-----------------------------------------------------------------------------
Commercial Services & Supplies                                      7.1
-----------------------------------------------------------------------------
Household Durables                                                  5.5
-----------------------------------------------------------------------------


                 April 30, 2002 (2) Mercury Large Cap Core Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury Large Cap Core Fund. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fund Performance

For the six months ended April 30, 2002, the Fund's Class A, Class B and Class C Shares had total returns of +9.66%, +9.38% and +9.31%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund's returns compared favorably to the +3.37% total return of the unmanaged benchmark Russell 1000(R) Index. Our outperformance against the benchmark primarily resulted from stock selection, particularly within the consumer discretionary, health care and consumer staples sectors. We also benefited from an underweighted position in telecommunication services and an overweighted position in consumer staples. The largest negative contributor to performance was stock selection in information technology. For the six-month period ended April 30, 2002, the largest single positive contributors to performance were Oxford Health Plans, Inc., Trigon Healthcare, Inc., Auto Nation, Inc., GreenPoint Financial Corp. and D.R. Horton, Inc. We also benefited from underweighted positions in AOL Time Warner Inc. and Bristol-Myers Squibb Company. The largest single detractors during the period included Mylan Laboratories, Inc., Watson Pharmaceuticals, Service Corporation International and NVIDIA Corporation.

Investment Environment

In the context of the markets, we are rapidly transitioning from a favorable liquidity environment with poor earnings to one with neutral liquidity and improving earnings. The first quarter of 2002 equity market correction, which digested some of the strong gains of the last quarter of 2001, was exacerbated by increased risk aversion by investors and lenders as a result of the collapse of Enron Corporation and other earnings questions. Of late, these concerns have receded with the focus on an improving economy, causing renewed strength in equity prices and weakness in Government bonds. We believe the economy is on a recovery path that seems unlikely to falter. In addition, the US economy in recent years has surprised on the upside. The mildness of the downturn in the wake of the technology bubble breaking and the terrorist attacks on


                 April 30, 2002 (3) Mercury Large Cap Core Fund

September 11, 2001 is evidence of that fact. We believe that inflation should remain in check given excess capacity in the goods market, and that equity prices should drift higher as earnings improve, but the magnitude of the rise will be limited because of high valuation levels.

In recent months, we used weakness in cyclical shares, including technology, to add to positions in anticipation of improvement in the economic cycle. Relative to the benchmark Index, we added to information technology and consumer staples and reduced our positions in health care, financials and energy. Our largest purchases included ConAgra, Inc., Lowe's Companies, Inc., NVIDIA Corporation, The Procter & Gamble Company and Texas Instruments Incorporated. Our largest sales included Computer Associates International, Inc., Johnson & Johnson, Hewlett-Packard Company, IDEC Pharmaceuticals Corporation and Lucent Technologies. We remain overweighted in the strongest and largest segment of our economy, the consumer area, with our largest overweights in both the consumer discretionary and consumer staple sectors. We are below benchmark weights in financial, telecommunication services and energy stocks. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Mercury Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Robert C. Doll, Jr.

Terry K. Glenn                                    Robert C. Doll, Jr.
President and Director/Trustee                    Senior Vice President and
                                                  Portfolio Manager

May 29, 2002


                 April 30, 2002 (4) Mercury Large Cap Core Fund

PROXY RESULTS

During the six-month period ended April 30, 2002, Mercury Large Cap Core Fund's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                                     Shares Voted    Shares Withheld
                                                          For          From Voting
------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors/Trustees:
                    Terry K. Glenn                     1,019,696           7,327
                    James H. Bodurtha                  1,019,696           7,327
                    Joe Grills                         1,019,696           7,327
                    Herbert I. London                  1,019,696           7,327
                    Andre F. Perold                    1,019,696           7,327
                    Roberta Cooper Ramo                1,019,696           7,327
                    Robert S. Salomon, Jr.             1,019,696           7,327
                    Melvin R. Seiden                   1,019,696           7,327
                    Stephen B. Swensrud                1,019,696           7,327
------------------------------------------------------------------------------------

During the six-month period ended April 30, 2002, Master Large Cap Series Trust's shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 15, 2002. A description of the proposal and number of shares voted are as follows:

                                                     Shares Voted    Shares Withheld
                                                         For           From Voting
------------------------------------------------------------------------------------
1. To elect the Master Trust's Trustees:
                    Terry K. Glenn                    98,464,184       2,677,772
                    James H. Bodurtha                 98,464,184       2,677,772
                    Joe Grills                        98,464,184       2,677,772
                    Herbert I. London                 98,464,184       2,677,772
                    Andre F. Perold                   98,464,184       2,677,772
                    Roberta Cooper Ramo               98,464,184       2,677,772
                    Robert S. Salomon, Jr.            98,464,184       2,677,772
                    Melvin R. Seiden                  98,464,184       2,677,772
                    Stephen B. Swensrud               98,464,184       2,677,772
------------------------------------------------------------------------------------


                 April 30, 2002 (5) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived its administration fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                 April 30, 2002 (6) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                   % Return          % Return
                                                 Without Sales      With Sales
Class A Shares*                                     Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                              +10.47%           +4.67%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02                + 0.94            -1.43
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                   % Return          % Return
                                                    Without            With
Class B Shares*                                      CDSC             CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                              +9.79%            +5.79%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02                +0.24             -0.96
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                   % Return          % Return
                                                    Without            With
Class C Shares*                                      CDSC             CDSC**
--------------------------------------------------------------------------------
One Year Ended 3/31/02                              +9.60%            +8.60%
--------------------------------------------------------------------------------
Inception (12/22/99) through 3/31/02                +0.15             +0.15
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                               6-Month          12-Month         Since Inception
As of April 30, 2002        Total Return      Total Return        Total Return
--------------------------------------------------------------------------------
Class A                         +9.66%             -1.75%              -0.19%
--------------------------------------------------------------------------------
Class B                         +9.38              -2.53               -1.89
--------------------------------------------------------------------------------
Class C                         +9.31              -2.54               -1.99
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 12/22/99.


                 April 30, 2002 (7) Mercury Large Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MERCURY LARGE CAP CORE FUND

Assets:

Investment in Master Large Cap Core Portfolio, at value
  (identified cost--$12,445,442)                                              $ 13,196,835
Prepaid expenses                                                                    12,177
                                                                              ------------
Total assets                                                                    13,209,012
                                                                              ------------
------------------------------------------------------------------------------------------

Liabilities:

Distributor payable                                                                  3,716
Accrued expenses                                                                    12,177
                                                                              ------------
Total liabilities                                                                   15,893
                                                                              ------------
------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                    $ 13,193,119
                                                                              ============
------------------------------------------------------------------------------------------

Net Assets Consist of:

Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                               $    103,357
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                                     34,949
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                      9,396
Paid-in capital in excess of par                                                12,803,138
Accumulated investment loss--net                                                   (27,821)
Accumulated realized capital losses on investments from
  the Portfolio--net                                                              (481,293)
Unrealized appreciation on investments from the Portfolio--net                     751,393
                                                                              ------------
Net assets                                                                    $ 13,193,119
                                                                              ============
------------------------------------------------------------------------------------------
Net Asset Value:

Class A--Based on net assets of $9,267,350 and 1,033,568 shares outstanding   $       8.97
                                                                              ============
Class B--Based on net assets of $3,098,131 and 349,491 shares outstanding     $       8.86
                                                                              ============
Class C--Based on net assets of $827,638 and 93,961 shares outstanding        $       8.81
                                                                              ============
------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (8) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002

MERCURY LARGE CAP CORE FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends                                                        $     57,506
  Securities lending--net                                                 1,093
  Interest                                                                  467
  Expenses                                                              (26,965)
                                                                   ------------
Net investment income from the Portfolio                                 32,101
                                                                   ------------
-------------------------------------------------------------------------------

Expenses:

Professional fees                                       $ 21,421
Printing and shareholder reports                          16,528
Administration fees                                       11,644
Account maintenance fees--Class A                          7,817
Account maintenance and distribution fees--Class B         6,617
Account maintenance and distribution fees--Class C         3,696
Registration fees                                          3,595
Transfer agent fees--Class A                               1,686
Transfer agent fees--Class B                                 782
Transfer agent fees--Class C                                 264
Transfer agent fees--Class I                                  14
Other                                                      2,308
                                                    ------------
Total expenses before reimbursement                       76,372
Reimbursement of expenses                                (16,450)
                                                    ------------
Total expenses after reimbursement                                       59,922
                                                                   ------------
Investment loss--net                                                    (27,821)
                                                                   ------------
-------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) from the
Portfolio--Net:

Realized loss on investments from the Portfolio--net                   (193,856)
Change in unrealized appreciation/depreciation on
  investments from the Portfolio--net                                   779,841
                                                                   ------------
Total realized and unrealized gain on investments
  from the Portfolio--net                                               585,985
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $    558,164
                                                                   ============
-------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (9) Mercury Large Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY LARGE CAP CORE FUND

                                                                       For the Six        For the
                                                                       Months Ended      Year Ended
                                                                        April 30,       October 31,
Increase (Decrease) in Net Assets:                                         2002             2001
----------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                   $    (27,821)    $     (8,515)
Realized loss on investments from the Portfolio--net                       (193,856)        (285,502)
Change in unrealized appreciation/depreciation on investments
  from the Portfolio--net                                                   779,841          (43,159)
                                                                       -----------------------------
Net increase (decrease) in net assets resulting from operations             558,164         (337,176)
                                                                       -----------------------------
----------------------------------------------------------------------------------------------------

Distributions to Shareholders:

In excess of realized gain on investments from the Portfolio--net:
  Class I                                                                        --          (13,557)
  Class A                                                                        --          (13,249)
  Class B                                                                        --          (15,879)
  Class C                                                                        --          (36,294)
                                                                       -----------------------------
Net decrease in net assets resulting from distributions
  to shareholders                                                                --          (78,979)
                                                                       -----------------------------
----------------------------------------------------------------------------------------------------
Capital Share Transactions:

Net increase in net assets derived from capital
  share transactions                                                      7,677,667        4,783,662
                                                                       -----------------------------
----------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                              8,235,831        4,367,507
Beginning of period                                                       4,957,288          589,781
                                                                       -----------------------------
End of period*                                                         $ 13,193,119     $  4,957,288
                                                                       =============================
----------------------------------------------------------------------------------------------------
* Accumulated investment loss--net                                     $    (27,821)              --
                                                                       =============================
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (10) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP CORE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class I
                                                  ------------------------------------------------------------
                                                  For the Period                               For the Period
                                                    November 1,             For the             December 22,
                                                      2001 to             Year Ended              1999+ to
                                                    January 10,           October 31,            October 31,
Increase (Decrease) in Net Asset Value:               2002***                 2001                   2000
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $        8.19         $       11.85          $       10.00
                                                   ----------------------------------------------------------
Investment income (loss)--net                                 --+++@@             (.01)+++               (.06)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                        .79                 (2.56)                  1.91
                                                   ----------------------------------------------------------
Total from investment operations                             .79                 (2.57)                  1.85
                                                   ----------------------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                      --                 (1.09)                    --
                                                   ----------------------------------------------------------
Net asset value, end of period                     $        8.98         $        8.19          $       11.85
                                                   ==========================================================
-------------------------------------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                        10.18%@              (22.91%)                18.50%@
                                                   ==========================================================
-------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                           1.39%*                1.31%                  1.50%*
                                                   ==========================================================
Expenses++                                                 1.94%*                8.42%                 37.40%*
                                                   ==========================================================
Investment income (loss)--net                               .19%*                (.11%)                 (.59%)*
                                                   ==========================================================
-------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                      --         $         114          $         148
                                                   ==========================================================
-------------------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

***   As of January 10, 2002, all Class I Shares were redeemed.

+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.

+++   Based on average shares outstanding.

@     Aggregate total investment return.

@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


                 April 30, 2002 (11) Mercury Large Cap Core Fund

MERCURY LARGE CAP CORE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class A
                                                   -----------------------------------------------
                                                                                    For the Period
                                                   For the Six         For the        December 22,
                                                   Months Ended       Year Ended        1999+ to
                                                    April 30,        October 31,      October 31,
Increase (Decrease) in Net Asset Value:                2002              2001             2000
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $    8.18          $   11.83          $   10.00
                                                   -----------------------------------------------
Investment loss--net                                    (.02)+++           (.01)+++           (.08)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    .81              (2.58)              1.91
                                                   -----------------------------------------------
Total from investment operations                         .79              (2.59)              1.83
                                                   -----------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --              (1.06)                --
Net asset value, end of period                     $    8.97          $    8.18          $   11.83
                                                   -----------------------------------------------
--------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     9.66%@           (23.06%)            18.30%@
                                                   ===============================================
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement++                       1.72%*             1.38%              1.74%*
                                                   ===============================================
Expenses++                                             2.07%*             2.96%             37.65%*
                                                   ===============================================
Investment loss--net                                   (.46%)*            (.12%)             (.84%)*
                                                   ===============================================
--------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)           $   9,267          $   3,290          $     148
                                                   ===============================================
--------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.

+++   Based on average shares outstanding.

@     Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2002 (12) Mercury Large Cap Core Fund

MERCURY LARGE CAP CORE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class B
                                                   -----------------------------------------------
                                                                                    For the Period
                                                   For the Six         For the        December 22,
                                                   Months Ended       Year Ended        1999+ to
                                                    April 30,        October 31,      October 31,
Increase (Decrease) in Net Asset Value:                2002              2001             2000
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $    8.10          $   11.75          $   10.00
                                                   -----------------------------------------------
Investment loss--net                                    (.04)+++           (.08)+++           (.16)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    .80              (2.56)              1.91
                                                   -----------------------------------------------
Total from investment operations                         .76              (2.64)              1.75
                                                   -----------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --              (1.01)                --
                                                   -----------------------------------------------
Net asset value, end of period                     $    8.86          $    8.10          $   11.75
                                                   ===============================================
--------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     9.38%@           (23.67%)            17.50%@
                                                   ===============================================
--------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                       2.07%*             2.22%              2.49%*
                                                   ===============================================
Expenses++                                             2.43%*             5.41%             38.41%*
                                                   ===============================================
Investment loss--net                                   (.79%)*            (.93%)            (1.59%)*
                                                   ===============================================
--------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)           $   3,098          $   1,172          $     147
                                                   ===============================================
--------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.

+++   Based on average shares outstanding.

@     Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2002 (13) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY LARGE CAP CORE FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class C
                                                   -----------------------------------------------
                                                                                    For the Period
                                                   For the Six         For the        December 22,
                                                   Months Ended       Year Ended        1999+ to
                                                    April 30,        October 31,      October 31,
Increase (Decrease) in Net Asset Value:                2002              2001             2000
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period               $    8.06          $   11.75          $   10.00
                                                   -----------------------------------------------
Investment loss--net                                    (.05)+++           (.10)+++           (.16)
Realized and unrealized gain (loss) on
  investments from the Portfolio--net                    .80              (2.54)              1.91
                                                   -----------------------------------------------
Total from investment operations                         .75              (2.64)              1.75
                                                   -----------------------------------------------
Less distributions in excess of realized gain
  on investments from the Portfolio--net                  --              (1.05)                --
                                                   -----------------------------------------------
Net asset value, end of period                     $    8.81          $    8.06          $   11.75
                                                   ===============================================
--------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                     9.31%@           (23.69%)            17.50%@
                                                   ===============================================
--------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                       2.49%*             2.30%              2.49%*
                                                   ===============================================
Expenses++                                             2.86%*             8.99%             38.41%*
                                                   ===============================================
Investment loss--net                                  (1.21%)*           (1.14%)            (1.59%)*
                                                   ===============================================
--------------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)           $     828          $     381          $     147
                                                   ===============================================
--------------------------------------------------------------------------------------------------

*     Annualized.

**    Total investment returns exclude the effects of sales charges.

+     Commencement of operations.

++    Includes the Fund's share of the Portfolio's allocated expenses.

+++   Based on average shares outstanding.

@     Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2002 (14) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP CORE FUND

(1)   Significant Accounting Policies:

      Mercury Large Cap Core Fund of Mercury Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2002 was 2.1%. The Fund offers three classes of shares. Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain rights with respect to Class A expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


                 April 30, 2002 (15) Mercury Large Cap Core Fund provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

      (e) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2002, FAM earned fees of $11,644, all of which was waived. FAM also reimbursed the Fund $4,806 for other operating expenses.

      The Fund has also entered into a Distribution agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                            Account                Distribution
                                         Maintenance Fee                Fee
      --------------------------------------------------------------------------
      Class A                                 .25%                      --

      Class B                                 .25%                     .75%

      Class C                                 .25%                     .75%

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the period January 31, 2002 to April 25, 2002, the Fund did not accrue Class B distribution fees.

      For the six months ended April 30, 2002, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received contingent deferred sales charges of $966 relating to transactions in Class B Shares.


                 April 30, 2002 (16) Mercury Large Cap Core Fund

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2002 were $8,122,600 and $504,050, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $7,677,667 and $4,783,662 for the six months ended April 30, 2002 and for the year ended October 31, 2001, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months Ended April 30, 2002   Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              13,942     $   124,225
Shares redeemed                                         (27,884)       (249,358)
                                                       ------------------------
Net decrease                                            (13,942)    $  (125,133)
                                                       ========================
-------------------------------------------------------------------------------

Class I Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              13,529     $   120,000
Shares issued to shareholders in reinvestment
of distributions                                          1,442          13,557
                                                       ------------------------
Total issued                                             14,971         133,557
Shares redeemed                                         (13,529)       (120,270)
                                                       ------------------------
Net increase                                              1,442     $    13,287
                                                       ========================
-------------------------------------------------------------------------------

Class A Shares for the Six Months Ended April 30, 2002   Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             744,728     $ 6,641,302
Shares redeemed                                        (113,518)     (1,028,701)
                                                       ------------------------
Net increase                                            631,210     $ 5,612,601
                                                       ========================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             394,362     $ 3,316,949
Shares issued to shareholders in reinvestment
of distributions                                          1,409          13,249
                                                       ------------------------
Total issued                                            395,771       3,330,198
Shares redeemed                                          (5,913)        (50,240)
                                                       ------------------------
Net increase                                            389,858     $ 3,279,958
                                                       ========================
-------------------------------------------------------------------------------


                 April 30, 2002 (17) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Class B Shares for the Six Months Ended April 30, 2002   Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             231,406     $ 2,027,833
Shares redeemed                                         (26,648)       (236,165)
                                                       ------------------------
Net increase                                            204,758     $ 1,791,668
                                                       ========================
-------------------------------------------------------------------------------

Class B Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                             146,723     $ 1,275,423
Shares issued to shareholders in reinvestment
of distributions                                          1,693          15,879
                                                       ------------------------
Total issued                                            148,416       1,291,302
Shares redeemed                                         (16,183)       (136,307)
                                                       ------------------------
Net increase                                            132,233     $ 1,154,995
                                                       ========================
-------------------------------------------------------------------------------

Class C Shares for the Six Months Ended April 30, 2002   Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              70,988     $   612,930
Shares redeemed                                         (24,294)       (214,399)
                                                       ------------------------
Net increase                                             46,694     $   398,531
                                                       ========================
-------------------------------------------------------------------------------

Class C Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              49,970     $   464,778
Shares issued to shareholders in reinvestment
of distributions                                          3,253          30,348
                                                       ------------------------
Total issued                                             53,223         495,126
Shares redeemed                                         (18,456)       (159,704)
                                                       ------------------------
Net increase                                             34,767     $   335,422
                                                       ========================
-------------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At October 31, 2001, the Fund had a net capital loss carryforward of approximately $185,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                 April 30, 2002 (18) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP CORE PORTFOLIO

                                                                                  In US Dollars
                                                                            -------------------------
                       Shares                                                              Percent of
Industry                Held              Common Stocks                        Value       Net Assets
-----------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels,                64,000       Darden Restaurants, Inc.                $  2,553,600       0.4%
Restaurants &          30,000     + Harrah's Entertainment, Inc.               1,474,800       0.2
Leisure                72,000     + International Game Technology              4,532,400       0.7
-----------------------------------------------------------------------------------------------------
Household Durables     66,000       Centex Corporation                         3,715,800       0.6
                      226,500       D.R. Horton, Inc.                          5,843,700       0.9
                      128,000       Fortune Brands, Inc.                       6,689,280       1.0
                      108,000     + Mohawk Industries, Inc.                    6,947,640       1.1
                      113,000       Pulte Corporation                          6,011,600       0.9
                       85,000       Whirlpool Corporation                      6,370,750       1.0
-----------------------------------------------------------------------------------------------------
Leisure               242,000       Mattel, Inc.                               4,994,880       0.8
Equipment &
Products
-----------------------------------------------------------------------------------------------------
Multiline Retail      208,000       J.C. Penney Company, Inc.                  4,521,920       0.7
                       79,000       The May Department Stores Company          2,739,720       0.4
                       59,000       Nordstrom, Inc.                            1,384,140       0.2
                      143,000       Sears, Roebuck & Co.                       7,543,250       1.2
                       65,000       Wal-Mart Stores, Inc.                      3,630,900       0.6
-----------------------------------------------------------------------------------------------------
Specialty Retail      425,000     + AutoNation, Inc.                           6,800,000       1.1
                       85,000     + AutoZone, Inc.                             6,460,000       1.0
                       89,000     + Best Buy Co., Inc.                         6,617,150       1.0
                      100,000     + Borders Group, Inc.                        2,331,000       0.4
                      124,000     + Foot Locker, Inc.                          1,953,000       0.3
                       18,000       The Home Depot, Inc.                         834,660       0.1
                      159,000       The Limited, Inc.                          3,046,440       0.5
                      179,000       Lowe's Companies, Inc.                     7,569,910       1.2
                      329,000     + Office Depot, Inc.                         6,297,060       1.0
                      166,000       Ross Stores, Inc.                          6,741,260       1.1
                      308,000     + Staples, Inc.                              6,150,760       1.0
                      160,000       The TJX Companies, Inc.                    6,972,800       1.1
-----------------------------------------------------------------------------------------------------
Textiles,             176,000       Liz Claiborne, Inc.                        5,507,040       0.9
Apparel & Luxury       90,000       Nike, Inc. (Class B)                       4,799,700       0.8
Goods                 214,000     + Reebok International Ltd.                  5,917,100       0.9
-----------------------------------------------------------------------------------------------------
                                    Total Consumer Discretionary
                                    (Cost--$122,101,327)                     146,952,260      23.1
-----------------------------------------------------------------------------------------------------


                 April 30, 2002 (19) Mercury Large Cap Core Fund

                                                                                  In US Dollars
                                                                            -------------------------
                       Shares                                                              Percent of
Industry                Held              Common Stocks                        Value       Net Assets
-----------------------------------------------------------------------------------------------------
Consumer Staples

Beverages              99,000       Adolph Coors Company (Class B)          $   6,618,150       1.0%
                       13,000       The Coca-Cola Company                         721,630       0.1
                       58,000       Coca-Cola Enterprises Inc.                  1,137,960       0.2
                       30,000     + Constellation Brands, Inc. (Class A)        1,812,000       0.3
-----------------------------------------------------------------------------------------------------
Food & Drug           220,000       SUPERVALU Inc.                              6,600,000       1.0
Retailing
-----------------------------------------------------------------------------------------------------
Food Products         516,000       Archer-Daniels-Midland Company              6,847,320       1.1
                      289,000       ConAgra, Inc.                               7,080,500       1.1
                      248,000     + Smithfield Foods, Inc.                      5,232,800       0.8
                      304,000       Tyson Foods, Inc. (Class A)                 4,262,080       0.7
-----------------------------------------------------------------------------------------------------
Household Products    150,000       The Procter & Gamble Company               13,539,000       2.1
-----------------------------------------------------------------------------------------------------
Tobacco               250,000       Philip Morris Companies Inc.               13,607,500       2.2
                       89,000       R.J. Reynolds Tobacco Holdings, Inc.        6,158,800       1.0
                      162,000       UST Inc.                                    6,447,600       1.0
-----------------------------------------------------------------------------------------------------
                                    Total Consumer Staples
                                    (Cost--$69,660,384)                        80,065,340      12.6
-----------------------------------------------------------------------------------------------------

Energy

Oil & Gas              50,000       Ashland Inc.                                2,041,500       0.3
                      274,000       Exxon Mobil Corporation                    11,006,580       1.7
-----------------------------------------------------------------------------------------------------
                                    Total Energy (Cost--$13,238,217)           13,048,080       2.0
-----------------------------------------------------------------------------------------------------

Financials

Banks                 134,000       Astoria Financial Corporation               4,300,060       0.7
                      186,000       Bank of America Corporation                13,481,280       2.1
                       86,000       City National Corporation                   4,751,500       0.7
                       11,000       Comerica Incorporated                         691,350       0.1
                      132,000       GreenPoint Financial Corp.                  6,527,400       1.0
                      200,000       Hibernia Corporation (Class A)              3,990,000       0.6
                      244,000       National City Corporation                   7,612,800       1.2
                       54,000       North Fork Bancorporation                   2,085,480       0.3
                       52,000       Roslyn Bancorp, Inc.                        1,197,040       0.2
                       76,000       Union Planters Corporation                  3,808,360       0.6
                      232,000       Washington Mutual, Inc.                     8,753,360       1.4
-----------------------------------------------------------------------------------------------------

Diversified
Financials             38,000       Capital One Financial Corporation           2,275,820       0.4
                      181,000       Citigroup Inc.                              7,837,300       1.2
                      146,000     + E* TRADE Group, Inc.                        1,100,840       0.2
-----------------------------------------------------------------------------------------------------
Insurance              53,000       American International Group, Inc.          3,663,360       0.6
                       80,000       Old Republic International Corporation      2,658,400       0.4
                       90,000       The Progressive Corporation                 5,175,000       0.8
-----------------------------------------------------------------------------------------------------
                                    Total Financials (Cost--$71,479,182)       79,909,350      12.5
-----------------------------------------------------------------------------------------------------


                 April 30, 2002 (20) Mercury Large Cap Core Fund

                                                                                  In US Dollars
                                                                            -------------------------
                       Shares                                                              Percent of
Industry                Held              Common Stocks                        Value       Net Assets
-----------------------------------------------------------------------------------------------------
Health Care

Health Care            25,000       Beckman Coulter Inc.                    $   1,194,250      0.2%
Equipment &           171,000     + Guidant Corporation                         6,429,600      1.0
Supplies
-----------------------------------------------------------------------------------------------------
Health Care            70,000       CIGNA Corporation                           7,630,000      1.2
Providers &           253,000     + DaVita, Inc.                                6,557,760      1.0
Services              111,000     + Henry Schein, Inc.                          5,282,490      0.8
                      406,000     + Humana Inc.                                 6,638,100      1.0
                      147,000     + Oxford Health Plans, Inc.                   6,785,520      1.1
                       74,000     + Quest Diagnostics Incorporated              6,802,820      1.1
                    1,453,000     + Service Corporation International           5,681,230      0.9
                      100,000     + Tenet Healthcare Corporation                7,337,000      1.1
                       68,000     + Trigon Healthcare, Inc.                     6,844,880      1.1
                       94,000       UnitedHealth Group Incorporated             8,254,140      1.3
                       94,000     + Wellpoint Health Networks Inc.              7,057,520      1.1
-----------------------------------------------------------------------------------------------------
Pharmaceuticals        93,000       Johnson & Johnson                           5,938,980      0.9
                       72,000     + Medicis Pharmaceutical (Class A)            3,855,600      0.6
                       29,000       Merck & Co., Inc.                           1,575,860      0.3
                       92,000       Mylan Laboratories, Inc.                    2,436,160      0.4
                      223,000       Pfizer Inc.                                 8,106,050      1.3
-----------------------------------------------------------------------------------------------------
                                    Total Health Care
                                    (Cost--$87,308,903)                       104,407,960     16.4
-----------------------------------------------------------------------------------------------------
Industrials

Aerospace &           189,000       Raytheon Company                            7,994,700      1.2
Defense
-----------------------------------------------------------------------------------------------------
Commercial             84,000     + Apollo Group, Inc. (Class A)                3,220,560      0.5
Services &            409,000     + Cendant Corporation                         7,357,910      1.2
Supplies              223,000     + Concord EFS, Inc.                           7,052,130      1.1
                      151,000       Deluxe Corporation                          6,625,880      1.0
                      103,000       First Data Corporation                      8,187,470      1.3
                      171,000       H & R Block, Inc.                           6,860,520      1.1
                      139,000       Pitney Bowes Inc.                           5,851,900      0.9
-----------------------------------------------------------------------------------------------------
Industrial            426,000       General Electric Company                   13,440,300      2.1
Conglomerates
-----------------------------------------------------------------------------------------------------
Road & Rail           176,000       CSX Corporation                             6,365,920      1.0
                      321,000       Norfolk Southern Corporation                6,879,030      1.1
                      131,000       Union Pacific Corporation                   7,440,800      1.2
-----------------------------------------------------------------------------------------------------
Trading               144,000       Genuine Parts Company                       4,969,440      0.8
Companies &
Distributors
-----------------------------------------------------------------------------------------------------
                                    Total Industrials
                                    (Cost--$92,287,121)                        92,246,560     14.5
-----------------------------------------------------------------------------------------------------


                 April 30, 2002 (21) Mercury Large Cap Core Fund

                                                                                  In US Dollars
                                                                            -------------------------
                       Shares                                                              Percent of
Industry                Held              Common Stocks                        Value       Net Assets
-----------------------------------------------------------------------------------------------------
Information Technology

Communications        192,000     + Advanced Fibre Communications, Inc.     $   3,406,080      0.5%
Equipment              51,000     + Cisco Systems, Inc.                           747,150      0.1
                       34,000       Harris Corporation                          1,231,140      0.2
-----------------------------------------------------------------------------------------------------
Computers &           122,000     + Apple Computer, Inc.                        2,960,940      0.5
Peripherals            34,000       International Business
                                    Machines Corporation                        2,847,840      0.5
                      320,000     + Storage Technology Corporation              6,585,600      1.0
-----------------------------------------------------------------------------------------------------
Electronic            125,000       Diebold, Incorporated                       4,727,500      0.7
Equipment &           135,000     + Tech Data Corporation                       6,390,900      1.0
Instruments
-----------------------------------------------------------------------------------------------------
IT Consulting &       150,000     + Computer Sciences Corporation               6,727,500      1.1
Services               43,000       Electronic Data Systems Corporation         2,333,180      0.4
                       65,000     + Sungard Data Systems Inc.                   1,934,400      0.3
-----------------------------------------------------------------------------------------------------
Internet Software     406,000     + Yahoo! Inc.                                 5,992,560      0.9
& Services
-----------------------------------------------------------------------------------------------------
Office Electronics    774,000     + Xerox Corporation                           6,849,900      1.1
-----------------------------------------------------------------------------------------------------
Semiconductor         201,000       Intel Corporation                           5,750,610      0.9
Equipment &           177,000     + NVIDIA Corporation                          6,161,370      1.0
Products              125,000     + Novellus Systems, Inc.                      5,925,000      0.9
                      113,000     + Microchip Technology                        5,028,500      0.8
                      314,000       Texas Instruments Incorporated              9,712,020      1.5
-----------------------------------------------------------------------------------------------------
Software              322,000       Autodesk, Inc.                              5,921,580      0.9
                      157,000     + Microsoft Corporation                       8,204,820      1.3
                      190,000     + Symantec Corporation                        6,727,900      1.1
-----------------------------------------------------------------------------------------------------
                                    Total Information Technology
                                    (Cost--$116,153,442)                      106,166,490     16.7
-----------------------------------------------------------------------------------------------------
Materials

Containers &           66,000        Bemis Company, Inc.                        3,513,180      0.5
Packaging
-----------------------------------------------------------------------------------------------------
                                     Total Materials (Cost--$3,496,255)         3,513,180      0.5
-----------------------------------------------------------------------------------------------------

Telecommunications Services

Diversified            19,000        SBC Communications Inc.                      590,140      0.1
Telecommunication      16,000        Verizon Communications                       641,760      0.1
Services
-----------------------------------------------------------------------------------------------------
                                     Total Telecommunications Services
                                     (Cost--$1,401,086)                         1,231,900      0.2
-----------------------------------------------------------------------------------------------------


                 April 30, 2002 (22) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                                                                            -------------------------
                       Shares                                                              Percent of
Industry                Held              Common Stocks                        Value       Net Assets
-----------------------------------------------------------------------------------------------------

Utilities

Electric Utilities    380,000     + Edison International                    $   6,897,000      1.1%
-----------------------------------------------------------------------------------------------------
                                     Total Utilities (Cost--$6,542,483)         6,897,000      1.1
-----------------------------------------------------------------------------------------------------
                                     Total Common Stocks
-----------------------------------------------------------------------------------------------------
                                     (Cost--$583,668,400)                     634,438,120     99.6
-----------------------------------------------------------------------------------------------------


                      Face
                     Amount               Short-Term Securities
-----------------------------------------------------------------------------------------------------
Commercial         $3,557,000        General Motors Acceptance Corp.,
Paper*                               1.98% due 5/01/2002                       3,557,000       0.6
-----------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost--$3,557,000)                        3,557,000       0.6
-----------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$587,225,400)                    637,995,120     100.2
                                     Liabilities in Excess of Other Assets    (1,212,770)     (0.2)
                                                                            ----------------------
                                     Net Assets                             $636,782,350     100.0%
                                                                            ======================
-----------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

+     Non-income producing security.

      See Notes to Financial Statements.


                 April 30, 2002 (23) Mercury Large Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002

MASTER LARGE CAP CORE PORTFOLIO

Assets:

Investments, at value (including securities loaned of
  $93,659,680) (identified cost--$587,225,400)                                    $ 637,995,120
Investments held as collateral for loaned securities, at value                       97,062,200
Receivables:
  Securities sold                                                $  32,158,546
  Contributions                                                      3,265,005
  Dividends                                                            305,110
  Loaned securities                                                     12,911       35,741,572
                                                                 -------------
Prepaid expenses and other assets                                                        32,336
                                                                                  -------------
Total assets                                                                        770,831,228
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                            97,062,200
Payables:
  Securities purchased                                              35,660,646
  Withdrawals                                                          893,066
  Investment adviser                                                   282,145
  Custodian bank                                                        86,461       36,922,318
                                                                 -------------
Accrued expenses                                                                         64,360
                                                                                  -------------
Total liabilities                                                                   134,048,878
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                        $ 636,782,350
                                                                                  =============
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                                $ 586,012,630
Unrealized appreciation on investments--net                                          50,769,720
                                                                                  -------------
Net assets                                                                        $ 636,782,350
                                                                                  =============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (24) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2002

MASTER LARGE CAP CORE PORTFOLIO

Investment Income:

Dividends                                                                         $   3,364,480
Securities lending--net                                                                  56,804
Interest                                                                                 26,264
                                                                                  -------------
Total income                                                                          3,447,548
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Expenses:
Investment advisory fees                                         $   1,317,976
Accounting services                                                    122,679
Professional fees                                                       40,822
Custodian fees                                                          25,879
Trustees' fees and expenses                                             11,205
Printing and shareholder reports                                         2,647
Pricing fees                                                               280
Other                                                                    6,967
                                                                 -------------
Total expenses                                                                        1,528,455
                                                                                  -------------
Investment income--net                                                                1,919,093
                                                                                  -------------
-----------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss)
On Investments--Net:

Realized loss on investments--net                                                   (11,103,607)
Change in unrealized appreciation/depreciation
  on investments--net                                                                53,341,364
                                                                                  -------------
Total realized and unrealized gain on investments--net                               42,237,757
                                                                                  -------------
Net Increase in Net Assets Resulting from Operations                              $  44,156,850
                                                                                  =============
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (25) Mercury Large Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER LARGE CAP CORE PORTFOLIO

                                                                For the Six        For the
                                                               Months Ended      Year Ended
                                                                 April 30,       October 31,
Increase (Decrease) in Net Assets:                                  2002             2001
---------------------------------------------------------------------------------------------
Operations:

Investment income--net                                         $   1,919,093    $   2,041,197
Realized loss on investments--net                                (11,103,607)     (74,626,048)
Change in unrealized appreciation/depreciation
  on investments--net                                             53,341,364       (6,840,430)
                                                               ------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 44,156,850      (79,425,281)
                                                               ------------------------------
---------------------------------------------------------------------------------------------
Capital Transactions:

Proceeds from contributions                                      241,499,083      391,679,473
Fair value of withdrawals                                        (61,710,005)     (85,683,037)
                                                               ------------------------------
Net increase in net assets derived from capital transactions     179,789,078      305,996,436
                                                               ------------------------------
---------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                     223,945,928      226,571,155
Beginning of period                                              412,836,422      186,265,267
                                                               ------------------------------
End of period                                                  $ 636,782,350    $ 412,836,422
                                                               ==============================
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2002 (26) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP CORE PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                                               For the Period
                                            For the Six          For the       December 22,
                                           Months Ended        Year Ended        1999+ to
                                             April 30,         October 31,      October 31,
                                                2002               2001             2000
--------------------------------------------------------------------------------------------
Total Investment Return:                           10.70%++              --               --
                                           =================================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                      .58%*              .67%            1.09%*
                                           =================================================
Expenses                                            .58%*              .67%            1.17%*
                                           =================================================
Investment income (loss)--net                       .73%*              .59%            (.20%)*
                                           =================================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $     636,782      $     412,836    $     186,265
                                           =================================================
Portfolio turnover                                53.63%            162.28%           79.18%
                                           =================================================
--------------------------------------------------------------------------------------------

*     Annualized.

+     Commencement of operations.

++    Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2002 (27) Mercury Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS

      MASTER LARGE CAP CORE PORTFOLIO

(1)   Significant Accounting Policies:

      Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                 April 30, 2002 (28) Mercury Large Cap Core Fund

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.


                 April 30, 2002 (29) Mercury Large Cap Core Fund

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.


                 April 30, 2002 (30) Mercury Large Cap Core Fund

      (f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash as collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

      (g) Custodian bank--The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at an annual rate of .50% of average daily net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion.


                 April 30, 2002 (31) Mercury Large Cap Core Fund

      The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend port folio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of April 30, 2002, the Portfolio lent securities with a value of $23,820,158 to MLPF&S. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of April 30, 2002, cash collateral of $28,504,472 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $68,557,728 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended April 30, 2002, QA Advisors received $969 in securities lending agent fees.

      For the six months ended April 30, 2002, the Portfolio reimbursed FAM $12,527 for certain accounting services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2002 were $463,458,487 and $283,312,734, respectively.

      Net realized losses for the six months ended April 30, 2002 and net unrealized gains as of April 30, 2002 were as follows:

                                              Realized            Unrealized
                                               Losses                Gains
      --------------------------------------------------------------------------
      Long-term investments                 $(11,103,607)         $50,769,720
                                            ------------------------------------
      Total                                 $(11,103,607)         $50,769,720
                                            ====================================
      --------------------------------------------------------------------------

      As of April 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $50,769,720, of which $79,735,423 related to appreciated securities and $28,965,703 related to depreciated securities. At April 30, 2002, the aggregate cost of investments for Federal income tax purposes was $587,225,400.


                 April 30, 2002 (32) Mercury Large Cap Core Fund

      NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Short-Term Borrowings:

      The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2002.


                 April 30, 2002 (33) Mercury Large Cap Core Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Melvin R. Seiden, Director/Trustee
Stephen B. Swensrud, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Joseph L. May, Director/Trustee of Mercury Large Cap Core Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                 April 30, 2002 (34) Mercury Large Cap Core Fund

[LOGO] Merrill Lynch Investment Managers

MUTUAL           MANAGED          ALTERNATIVE              INSTITUTIONAL
FUNDS            ACCOUNTS         INVESTMENTS            ASSET MANAGEMENT
      [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Core Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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